Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Computers & equipment	$77	$77
Furniture	118	118
Leasehold improvements	55	48
Construction in progress	689	689

Property and equipment, gross	939	932
Less: Accumulated depreciation	(167)	(127)

Property and equipment, net	$772	$805